Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates were Utilized
	December 31, 2025	June 30, 2025
Period-end HKD exchange rate	0.1285	0.1274

	Six Months Ended December 31,
	2025	2024	2023
Period average HKD exchange rate	0.1282	0.1284	0.1279

Schedule of Estimated Useful Lives

Depreciation of property, plant and equipment is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Useful life
Motor vehicles	5 years
Furniture and fixtures	4 years
Computer equipments	4 years
Leasehold improvements	Shorter of useful life or remaining lease term

Schedule of Disaggregation of the Company’s Revenue

The following table identifies the disaggregation of the Company’s revenue for the six months ended December 31, 2025, 2024 and 2023, respectively:

	For the six months ended June 30,
Service Type	2025	Percentage of Total revenue (in %)	2024	Percentage of Total revenue (in %)	2023	Percentage of Total revenue (in %)
Event management services	$2,488,183	77.2	$2,235,481	77.9	$2,267,221	77.5
Stage production services	734,252	22.8	633,013	22.1	659,357	22.5
Total	$3,222,435	100.0	$2,868,494	100.0	$2,926,578	100.0